Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2019	Nov. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) Business	Dec. 31, 2020 USD ($) Business	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Investment [Line Items]
Time deposits, constructive notes and convertible loans			¥ 360,803		¥ 1,369,118		$ 55,295
Equity investments accounted for at fair value using the alternative measurement			1,817,891		1,895,951		278,604
Accumulated impairment of equity investments without readily determinable fair value			641,969		618,314		98,386
Equity investments measured at fair value using the measurement alternative			243,525	$ 37,322	926,926
Investment in fair value method investment						¥ 208,192
Gain on disposal of fair value method investments		¥ 300,211
Gain on dividends received from long-term investment investees			4,002	613	13,217	0
Investment in equity investees			216,126		194,473		33,123
Aggregate consideration for equity method investments			15,040		4,026	5,721	2,305
Payments to Acquire Equity Method Investments			1,375,485	210,802	3,508,101	2,492,046
Gains (losses) from equity method investments, net			5,231	802	(7,594)	384
Impairment loss of equity method investments			0		0	31
Fair value (loss) gain on the long-term available-for-sale debt security			0		4,864	(3,732)
Unrealized gains for the Equity investments with readily determinable fair value			121,555	18,629	78,321
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount			66,063	10,125	180,913
Realized gains for equity investments with readily determinable fair value			231,092		424,564		35,416
Internet Business Segment [Member]
Investment [Line Items]
Equity method investments as result of the deconsolidation of a business			18,000				2,759
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	49.60%
Equity investments accounted for using fair value option [Member] | Live.me.Inc
Investment [Line Items]
Investment in fair value method investment			364,298		388,581		55,831
Equity investments accounted for using fair value option [Member] | Deconsolidation of Subsidiaries [Member] | Gaming And Utility RelatedBusinesses [Member]
Investment [Line Items]
Investment in fair value method investment			342,433				52,480
Other Income [Member]
Investment [Line Items]
Unrealized gains for the Equity investments with readily determinable fair value			5,327	816	2,853	0
Unrealized Gain (Loss) on Equity Investments using fair value option			857	$ 131	(102,555)
Realized gains for equity investments with readily determinable fair value			¥ 18,488		0	0	2,833
Beijing OrionStar
Investment [Line Items]
Investment in fair value method investment					¥ 262,072	203,216
Fair value method investment ownership percentage					38.70%
Unrealized gains for the Equity investments with readily determinable fair value						357,372
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount						94,895
Youloft Hk [Member]
Investment [Line Items]
Investment in fair value method investment						¥ 93,458
Fourteen Equity Investees [Member]
Investment [Line Items]
Equity investments measured at fair value using the measurement alternative					¥ 172,033
Number of Businesses Acquired | Business			14	14
Equity investments with readily determinable fair value
Investment [Line Items]
Investment in fair value method investment					30,743
Common Stock [Member] | Youloft Hk [Member]
Investment [Line Items]
Fair value method investment ownership percentage						21.90%
Fair Value, Measurements, Recurring [Member]
Investment [Line Items]
Available-for-sale financial assets			¥ 0		6,976
Fair value (loss) gain on the long-term available-for-sale debt security			(7,365)		10,913	¥ (3,732)
Bytedance Ltd. | Other Income [Member]
Investment [Line Items]
Payments to Acquire Equity Method Investments			20,000
Equity Method Investment, Realized Gain (Loss) on Disposal			465,877	$ 71,399
Ziniu Fund L.P.
Investment [Line Items]
Aggregate consideration for equity method investments					30,000
Short-term Investments [Member]
Investment [Line Items]
Interest income, net			23,780	3,644	45,993	38,368
Other Comprehensive Income Unrealized Holding Gain Loss On Securities			0		6,049	0
Short-term Investments [Member] | Other Expense [Member]
Investment [Line Items]
Impairment of investment			7,096	$ 1,088	¥ 3,506	¥ 0
Equity investments with readily determinable fair value
Investment [Line Items]
Investment in fair value method investment			¥ 11,411				$ 1,749